1. GENERAL INFORMATION (Details Narrative) - BRL (R$) R$ in Thousands									12 Months Ended
	Feb. 18, 2021	Jan. 29, 2021	Nov. 26, 2020	Nov. 14, 2020	Dec. 23, 2019	May 20, 2019	Apr. 03, 2019	Jan. 25, 2019	Dec. 31, 2020	Dec. 31, 2019	Jul. 20, 2019	Feb. 08, 2019	Jan. 21, 2019	Jan. 16, 2019	Dec. 31, 2018	Dec. 31, 2017
GeneralInformationLineItems [Line Items]
Concession agreements term									5 years
Number of shares issued (in shares)											1,514,299
Proceeds from issuance									R$ 2,011,000
Description of cancelation of notes						The Company announced that it started the procedure so that the holders of the notes (a) Portugal Telecom International Finance B.V.’s €500,000,000 in 4.375% notes maturing in 2017 (ISIN No.: XS0215828913); (b) Portugal Telecom International Finance B.V.’s €750,000,000 in 5.875% notes maturing in 2018 (ISIN No.: XS0843939918); (c) Portugal Telecom International Finance B.V.’s €750,000,000 in 5.00% notes maturing in 2019 (ISIN No.: XS0462994343); (d) Portugal Telecom International Finance B.V.’s €1,000,000,000 in 4.625% notes maturing in 2020 (ISIN No.: XS0927581842); (e) Portugal Telecom International Finance B.V.’s €500,000,000 in 4.5% notes maturing in 2025 (ISIN No.: XS0221854200); (f) Oi Brasil Holdings Coöperatief U.A.’s €600,000,000 in 5.625% notes maturing in 2021 (ISIN No.: XS1245245045); (g) Oi Brasil Holdings Coöperatief U.A.’s US$1,500,000,000 in 5.75% notes maturing in 2022 (ISIN No.: US10553MAD39); (h) Oi S.A.’s €750,000,000 in 5.125% notes maturing in 2017 (ISIN No.: XS0569301327); (i) Oi S.A.’s US$750,000,000 9.500% maturing in 2019 (ISIN No.: 87944LAD1); (j) Oi S.A.’s BRL1,100,000,000 in 9.75% maturing in 2016 (ISIN No. US10553MAC55); and (k) Oi S.A.’s US$1,000,000,000 in 5.500% maturing in 2020 (ISIN No. 144A: US87944LAE92) (the “Legacy Notes”) are able to support their claims to receive on a future date or on the Company’s payment dates pursuant to Clause 4.3.6 of the Original Plan. On June 14, 2019, the Legacy Notes were duly cancelled.
Description of installment paid									Amendment to the JRP establishes that the Oi Group shall allocate 100.0% of the Net Revenue from Liquidity Events (as defined in the Amendment to the JRP) exceeding R$6.5 billion to, in up to the payment rounds, anticipate the payment of the claims held by the Unsecured Creditors provide for in said Clause, at a discount of fifty-five percent (55%) on the related Total Balance of the Unsecured Claims, as described in Clause 5.4 of the Amendment to the JRP.
Description of labor claims									The Amendment to the JRP also prescribes that labor creditors whose claims had not been fully settled by the date of the New GCM would have their claims up to a total of R$50,000 paid within 30 days of ratification of the Amendment to the JRP, provided that said labor claims (i) were listed in the trustee’s list of creditors; (ii) were the subject of a final and unappealable court decision that terminated the underlying lawsuit and ratified the amount due to the related creditor; or (iii) in the case of creditors entitled to recover lawyers’ fee, a decision was rendered in the event of claim qualification or challenge filed by the date of the New GCM, provided that they elect this form of payment.
Description of unsecured creditors									The option to receive R$3,000 may be exercised, within the same term, by the Class III Unsecured Creditors with claims higher than R$3,000 provided that (i) the claims had not yet been fully paid by the date of the New GCM; (ii) they had already filed a claim qualification or challenge by the date of the New GCM; and (iii) at the time the option is exercised, such creditors granted the Debtors, on the same platform, a receipt of full payment of their claims.
Description of option to receive									Within 45 days after the New GCM. The option to receive R$150,000 may be exercised, within the same term, by the Small Businesses with Unsecured Claims listed in Class IV with claims higher than R$150,000 provided that
Shareholders equity									R$ 7,769,910	R$ 17,796,506					R$ 22,895,811	R$ (13,230,388)
Bottom of range [member]
GeneralInformationLineItems [Line Items]
Percentage of prepayment discount of unsecured creditors									50.00%
Top of range [member]
GeneralInformationLineItems [Line Items]
Percentage of prepayment discount of unsecured creditors									55.00%
Globenet cabos submarinos s.a [member]
GeneralInformationLineItems [Line Items]
Amount of sum of installment								R$ 12,923,338,290
Titan venture capital e investimentos ltda [member]
GeneralInformationLineItems [Line Items]
Description of installment paid			Binding proposal for acquisition of UPI Datacenter submitted by the latter, as described in the Material Fact Notice dated June 15, 2020, amounting to three hundred and twenty-five million Brazilian reais (R$325,000,000.00) to be paid as follows: (i) a cash installment in the amount of two hundred and fifty million Brazilian reais (R$250,000,000.00); and (ii) the remaining amount of seventy-five million Brazilian reais (R$75,000,000.00) in installments to be paid in the manner and within the deadline set forth in the related binding proposal and the related Share Purchase and Sale Agreement contained in Exhibit 5.3.9.3 to the Amendment to the JRP.
Telemar and oi movel [member]
GeneralInformationLineItems [Line Items]
Description of installment paid				The Company, Telemar, and Oi Móvel had entered into the Agreement for the Purchase and Sale of Shares Through a UPI and Other Covenants (“Agreement”) with Titan, for the purpose of selling the UPI Datacenter to Titan for the total amount R$325,000,000.00, which will be paid after the compliance with certain conditions precedent, as follows: (i) a cash installment of R$250,000,000.00 (“Cash Installment”) paid at sight; and (ii) R$ 75,000,000.00 (“Remaining Amount”), in installments to be paid in the manner and timeframe set forth in the Agreement.
Upi tvco [member]
GeneralInformationLineItems [Line Items]
Description of agreement									Acquisition of the UPI TVCo will involve (i) the payment, in a single cash installment, of a minimum amount of R$20 million and (ii) the obligation of the corresponding acquirer to share with the Debtors and/or their associates 50% of the net revenue of the IPTV service to be offered to TVCo SPC customers using the FTTH network, under the terms and conditions to be established in the Bidding Notice for the disposal of the UPI TVCo.
Purchase and sale of shares and other covenants [member]
GeneralInformationLineItems [Line Items]
Bid amount paid in cash		R$ 1,066,902,827
UPI infraco [member]
GeneralInformationLineItems [Line Items]
Amount of bid paid									R$ 6,500,000
Percentage of maximum voting capital									51.00%
Description of economic value									Economic value (EV) of InfraCo SPC (as at December 31, 2021) to be considered in the proposals will be R$20 billion, within the previous reference range of 25.5% to 51% of the economic value, in order to ensure an active bid dispute among the different stakeholders for the control of InfraCo (51% of the voting capital of InfraCo SPC) until the auction. The interested parties must also assume the commitment to pay a secondary installment of the acquisition price of not less than R$6.5 billion and a primary installment of the acquisition price amounting up to R$5 billion, to guarantee the payment of any remaining debts of InfraCo SPC, including the payment of the amount of InfraCo SPC’s debt provided for in Clause 5.3.8.1 of the Amendment to the JRP and the implementation of the planned investment plan, in exchange for receiving new common shares
SPC infraco [member]
GeneralInformationLineItems [Line Items]
Description of agreement									InfraCo SPC of twenty billion and twenty million Brazilian reais (R$20,020,000,000.00) on December 31, 2021, taking into account a net debt of four billion, one hundred and seven million, three hundred and fifty-three thousand, five hundred and ninety-eight Brazilian reais and fifty-nine cents (R$4,107,353,598.59), as provided in Clause 5.3.8.1 of the Amendment to the JRP, fully due to the Company and to be paid within ninety (90) days from the closing of the Transaction.
Private placement [member]
GeneralInformationLineItems [Line Items]
Number of shares issued (in shares)									272,148,705
Private placement [member] | Oi movel [member]
GeneralInformationLineItems [Line Items]
Proceeds from issuance					R$ 2,500,000,000
Description of nonconvertible debentures issued					The Company disclosed a Material Fact Notice informing that its subsidiary Oi Móvel entered into a 1st issue indenture of collateralized, simple, nonconvertible debentures, with additional trust security, in a single series, for private placement, in the total amount of up to R$2,500,000,000.00 (“Oi Móvel Debentures” and “Oi Móvel Issue”, respectively). The main features of the Oi Móvel Issue and the Oi Móvel Debentures are as follows: (i) Term and Maturity Date: twenty-four (24) months from the issue date, except in the case of early redemption and early maturity of the Oi Móvel Debentures set forth in the related Debenture Indenture; (ii) Payout: U.S. dollar foreign exchange fluctuation plus interest of (i) twelve point sixty-six percent (12.66%) per year (PIK) for the first twelve months after the first repayment is made; (ii) thirteen point sixty-one percent (13.61%) per year thereafter; and (iii) Guarantees: the Oi Móvel Debentures are fully backed by collaterals and trust guarantees provided by Oi Móvel and the Company and its subsidiary Telemar.
Private placement [member] | Brasil telecom comunicacao multimidia s.a. [member] | Events after reporting period [member]
GeneralInformationLineItems [Line Items]
Description of nonconvertible debentures issued	Oi disclosed a Material Fact Notice informing that its subsidiary BrT Multimídia had entered into an indenture for the issue of collateralized, simple, nonconvertible debentures, backed by collaterals, for private placement, in the total amount of up to R$ 2,500,000,000.00 (“InfraCo Debentures” and “InfraCo Issue”, respectively). The main features of the InfraCo Issue and the Infraco Debentures are as follows: (i) Term and Maturity Date: twenty-four (24) months from the issue date, except in the case of early redemption and early maturity of the InfraCo Debentures set forth in the Debenture Indenture; (ii) Interest: unit par value adjusted using the accumulated National Broad Consumer Price Index (IPCA) variance, plus interest of 11% per year; (iii) Guarantees: the InfraCo Debentures shall be backed by collateral and a trust security provided by InfraCo; (iv) Conversion: the InfraCo Debentures shall be convertible into redeemable preferred shares representing the majority of InfraCo’s voting shares; and (v) Subscription: the InfraCo Debentures must be subscribed and paid-in by April 15, 2021 (“Subscription and Payment Deadline”). On April 15, 2021, Oi released a Notice to the Market informing that the Subscription and Payment Deadline for the InfraCo Debentures was extended to April 29, 2021, as mutually agreed by the parties.On April 29, 2021, a Notice to the Market was released, informing that the Subscription and Payment Deadline for the InfraCo Debentures was extended to May 17, 2021.
Ordinary shares [member]
GeneralInformationLineItems [Line Items]
Number of shares issued (in shares)													91,080,933	1,530,457,356
Ordinary shares [member] | Private placement [member] | Backstop investors [member]
GeneralInformationLineItems [Line Items]
Number of shares issued (in shares)								1,604,268,162
Proceeds from issuance								R$ 1,989,000
Number of shares subscriped								3,225,806,451
Value of shares subscriped								R$ 4,000,000
Ordinary shares [member] | Private placement [member] | Backstop investors [member] | Commitment agreement [member]
GeneralInformationLineItems [Line Items]
Description of agreement								The Company issued, as compensation for their commitments under the commitment agreement, 272,148,705 common shares in a private placement to the Backstop Investors and paid US$13 million to the Backstop Investors. As a result of the outcome of the subscription and payment of the Capital Increase – New Funds and the Commitment Shares, the Company’s share capital increased to R$32,538,937,370.00, represented by 5,954,205,001 shares, divided into 5,796,477,760 registered common shares and 157,727,241 registered preferred shares, without par value.
Preference shares [member] | Pharol SGPS, s.a [member]
GeneralInformationLineItems [Line Items]
Number of shares acquired (in share)												1,800,000
Description of litigation discontinuation settlement							Settlement started on this same date, including: (a) the request to discontinue all the litigation involving the parties named in the Agreement and (b) the delivery to Bratel of 33.8 million Oi shares there were held in treasury, including 32 million common shares and 1.8 million preferred shares.
Judicial reorganization plan [member]
GeneralInformationLineItems [Line Items]
Shareholders equity									R$ 7,769,910	17,796,506
Loss for the year									10,528,499	9,095,107
Working capital									R$ 15,782,630	R$ 6,157,364